Assets Measured at Fair Value on Nonrecurring Basis (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring CNY	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 2 [Member] CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment					120,237	120,237
Total gains (losses)	$ (1,228)	(7,649)	(14,164)	(3,423)	(7,649)